Share-based payment (Details) - Schedule of number of RSs and modification in employee RSs - Number of RSs [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment (Details) - Schedule of number of RSs and modification in employee RSs [Line Items]
Outstanding at beginning of year	145,896	139,706	76,512
Granted	30,000	69,725	96,308
End of restriction period	(58,328)	(18,643)	(23,572)
Forfeited	(13,049)	(44,892)	(9,542)
Outstanding at end of year	104,519	145,896	139,706
The weighted average remaining contractual life for the restricted share	4 years 142 days	2 years 284 days	3 years 76 days